Income Taxes Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes Schedule of Deferred Tax Assets and Liabilities (Tables)
Schedule of Components of the net deferred tax asset
	2021 $	2020 $	2019 $

Loss Before Taxes	(1,846,151)	(1,369,470)	(1,702,424)
Statutory rate	21%	21%	21%
Computed expected tax recovery	(387,692)	(287,589)	(357,509)
Non-deductible expenses	60	(32,631)	51,044
Change in valuation allowance	387,632	320,220	306,465
Income tax expense	-	-	-

Schedule of Deferred Tax Assets and Liabilities
	2021 $	2020 $

Deferred tax asset
Cumulative net operating losses	3,566,071	3,178,439
Less valuation allowance	(3,566,071)	(3,178,439)
Net deferred tax asset	-	-

Schedule of fiscal year in which the loss was incurred and the expiration date
	Net Loss	Expiry Date of
Period Incurred	$	Operating Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	252,000	2033
December 31, 2014	444,900	2034
December 31, 2015	365,600	2035
December 31, 2016	971,100	2036
December 31, 2017	799,000	2037
December 31, 2018	521,100	2038
December 31, 2019	1,459,400	2039
December 31, 2020	1,524,900	2040
December 31, 2021	1,845,900	2041
	16,925,200